Claims Financing Obligations and Notes Payable - Committed Equity Facility - Additional Information (Detail) - YA II PN, Ltd [Member] - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Nov. 14, 2023	Jan. 06, 2023
Standby Equity Purchase Agreement [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Convertible notes aggregate principal amount	$ 15.0
Common Stock [Member] | Common Stock Purchase Agreement [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Option to sell maximum shares value under purchase agreement			$ 1,000.0
Common Stock [Member] | Standby Equity Purchase Agreement [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Option to sell maximum shares value under purchase agreement		$ 250.0
Proceeds from sale of stock	$ 14.2